ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2025	2024
Payroll and related expenses	$230,092	$196,940
Accrued expenses	196,162	157,857
Government authorities	41,084	235,469
Other	1,854	2,843
	$469,192	$593,109